UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2015 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--1.5%
Gentex	129,326		2,366,666
Banks--1.8%
SVB Financial Group	22,302	a	2,833,246
Capital Goods--9.8%
A.O. Smith	40,177		2,638,022
AMETEK	43,559		2,288,590
B/E Aerospace	36,250		2,306,225
Carlisle	32,160		2,978,981
Sensata Technologies Holding	42,585	a	2,446,508
Snap-on	15,898		2,337,960
			14,996,286
Commercial & Professional Services--1.8%
Towers Watson & Co., Cl. A	20,320		2,685,999

Consumer Durables & Apparel--4.3%
Jarden	47,400	a	2,507,460
Polaris Industries	10,317		1,455,729
PVH	25,241		2,689,681
			6,652,870
Consumer Services--1.5%
Panera Bread, Cl. A	14,765	a	2,362,326

Diversified Financials--2.5%
CBOE Holdings	30,210		1,734,205
T. Rowe Price Group	26,610		2,154,878
			3,889,083
Energy--4.2%
Pioneer Natural Resources	15,079		2,465,567
Range Resources	47,915		2,493,497
Tesoro	16,910		1,543,714
			6,502,778

Exchange-Traded Funds--.9%
iShares Russell Mid-Cap Growth ETF	14,019	b	1,372,881
Food & Staples Retailing--2.3%
United Natural Foods	23,388	a	1,801,812
Whole Foods Market	33,857		1,763,273
			3,565,085
Food, Beverage & Tobacco--2.1%
WhiteWave Foods	73,977	a	3,280,140
Health Care Equipment & Services--14.1%
Align Technology	42,210	a	2,270,265
AmerisourceBergen	24,952		2,836,293
athenahealth	18,807	a,b	2,245,368
Boston Scientific	170,781	a	3,031,363
Brookdale Senior Living	87,040	a	3,286,630
Catamaran	58,292	a	3,470,706
Cooper	11,618		2,177,446
IMS Health Holdings	87,270	a	2,362,399

			21,680,470
Household & Personal Products--1.0%
Church & Dwight	18,034		1,540,464
Materials--1.5%
Vulcan Materials	27,031		2,278,713
Media--3.6%
IMAX	89,209	a	3,007,235
Lions Gate Entertainment	71,795	b	2,435,286
			5,442,521
Pharmaceuticals, Biotech & Life Sciences--7.9%
Alexion Pharmaceuticals	12,260	a	2,124,658
Jazz Pharmaceuticals	17,252	a	2,980,973
Mallinckrodt	12,232	a	1,549,183
Receptos	17,892	a	2,950,212
Vertex Pharmaceuticals	20,903	a	2,465,927
			12,070,953
Real Estate--3.7%
CBRE Group, Cl. A	106,281	a	4,114,138
Realogy Holdings	34,162	a	1,553,688
			5,667,826
Retailing--13.0%
Advance Auto Parts	16,126		2,413,901
Dick's Sporting Goods	28,462		1,622,049
Liberty Interactive, Cl. A	100,316	a	2,928,224
LKQ	60,909	a	1,556,834
Netflix	5,410	a	2,254,293
Restoration Hardware Holdings	15,686	a	1,555,894
Ross Stores	18,258		1,923,663
Ulta Salon, Cosmetics & Fragrance	16,355	a	2,467,152
Urban Outfitters	20,170	a	920,761
Williams-Sonoma	28,663		2,284,728
			19,927,499
Semiconductors & Semiconductor Equipment--3.6%
Mellanox Technologies	68,940	a	3,125,740
Microchip Technology	47,680	b	2,331,552
			5,457,292
Software & Services--12.1%
Akamai Technologies	37,050	a	2,632,217
ANSYS	27,060	a	2,386,421
Fidelity National Information
Services	46,116		3,138,655
HomeAway	54,497	a	1,644,174
Infinera	66,738	a	1,312,736
LinkedIn, Cl. A	10,025	a	2,504,846
ServiceNow	22,800	a	1,796,184
Synopsys	68,822	a	3,187,835
			18,603,068
Technology Hardware & Equipment--5.1%
Amphenol, Cl. A	43,760		2,578,776
F5 Networks	18,190	a	2,090,759
Palo Alto Networks	21,667	a	3,165,115
			7,834,650
Total Common Stocks
(cost $127,150,629)			151,010,816

Other Investment--1.5%
Registered Investment Company;

Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $2,225,050)	2,225,050 [c]	2,225,050
Investment of Cash Collateral for
Securities Loaned--3.0%
Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Fund
	(cost $4,626,278)	4,626,278 [c]	4,626,278
Total Investments (cost $134,001,957)		102.8%	157,862,144
Liabilities, Less Cash and Receivables		(2.8%)	(4,253,624)
Net Assets		100.0%	153,608,520

ETF -- Exchange Traded Funds
a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $7,305,846 and the
	value of the collateral held by the fund was $7,624,151, consisting of cash collateral of $4,626,277 and U.S. Government and
	Agency securities valued at $2,997,914.
c	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $23,860,187 of which $24,824,319 related to appreciated investment securities and $964,132 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value ($)
Health Care Equipment & Services	14.1
Software & Services	12.1
Retailing	13.0
Capital Goods	9.8
Technology Hardware & Equipment	5.1
Pharmaceuticals, Biotech & Life Sciences	7.9
Money Market Investments	4.5
Consumer Durables & Apparel	4.3
Real Estate	3.7
Semiconductors & Semiconductor Equipment	3.6
Media	3.6
Energy	4.2
Diversified Financials	2.5
Food, Beverage & Tobacco	2.1
Banks	1.8
Commercial & Professional Services	1.8
Automobiles & Components	1.5
Consumer Services	1.5
Materials	1.5
Food & Staples Retailing	2.3
Household & Personal Products	1.0
Exchange-Traded Funds	.9
102.8
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	146,630,700	-	-	146,630,700
Equity Securities - Foreign Common Stocks+	3,007,235	-	-	3,007,235
Exchange-Traded Funds	1,372,881	-	-	1,372,881
Mutual Funds	6,851,328	-	-	6,851,328
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New

York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)